Annual Total Returns [BarChart] - First Trust Emerging Markets AlphaDEX Fund - First Trust Emerging Markets AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2012	21.03%
2013	(3.35%)
2014	(10.04%)
2015	(13.11%)
2016	15.86%
2017	39.43%
2018	(15.48%)
2019	19.81%
2020	(0.92%)